Capital Commitments (Tables)	6 Months Ended
Jun. 30, 2019
Contractual Capital Commitments [Abstract]
Summary of Capital Commitments
Capital commitments

		As at	As at	As at
		Jun	Jun	Dec
		2019	2018	2018
	US Dollar million	Reviewed	Reviewed	Audited

	Orders placed and outstanding on capital contracts at the prevailing rate of exchange (1)	223	111	99

(1)	Includes the group's attributable share of capital commitments relating to associates and joint ventures.